Leases - Schedule of Rentals Receivable Under Non-cancellable Operating Leases (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Rentals receivable under non-cancellable operating leases	₱ 57	₱ 51
Less than 1 year [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Rentals receivable under non-cancellable operating leases	₱ 57	₱ 51